OTHER RECEIVABLES AND PREPAYMENTS	12 Months Ended
Sep. 30, 2014
Prepaid Expenses and Other Current Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets Disclosure [Text Block]
NOTE 8. OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments consisted of the following:

	As of September 30, 2014	As of September 30, 2013
	US$(’000)	US$(’000)
Advances to employees	$665	$205
Deposits on projects	148	44
Prepayment to suppliers	271	1,856
Total	$1,084	$2,105

The increased advances to employees was due to increased amount advanced to certain employees for operating activities of the Company, including purchasing raw materials, manufacturing, distributing, advertising and shipping the products as of September 30, 2014.

The prepayment to suppliers decreased to approximately $0.3 million as September 30, 2014, comparing to $1.9 million as of September 30, 2013, primarily due to the fact that Jingbian integration project with Hualu Engineering & Technology Co., Ltd is close to final stage, and the Company had lower amount under its purchase contract comparing to the same period last year.